Income Taxes (Details) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2015	Apr. 30, 2015	Apr. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Federal income taxes	$ 0	$ 0	$ 0	$ 0	$ 0
Net deferred tax assets	3,600,000			3,200,000	594,000
Increase in valuation	400,000			2,600,000	563,000
Federal
Operating loss carryforwards	8,800,000
Expiration year	Dec. 31, 2031
State | California
Operating loss carryforwards	$ 8,800,000
Expiration year	Dec. 31, 2031